Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities ¥ in Thousands, $ in Thousands	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and related benefits	¥ 58,090		¥ 69,902
Temporary receipt from students	2,833		5,368
Deposits received	49,602		43,683
Other tax payable	2,284		3,455
Professional fee	17,794		25,718
Commission fee	17,800		10,570
Accrual rental expense	3,055		4,209
Accrual utilities expenses	6,851		8,443
Accrual other expenses	14,904		36,666
Others	18,009		25,039
Total	¥ 191,222	$ 26,971	¥ 233,053